Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (10,061,723)	$ (1,819,387)	$ (697,941)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Provision for allowance for credit losses on accounts receivable, other current assets, and advances to suppliers	5,612,429	4,065,699	1,413,216
(Reversal of) provision for obsolete inventories	159,145	(14,310)	(53,314)
Losses on inventories	859,077
Depreciation	1,646,805	2,006,996	2,993,285
Amortization of intangible assets and other asset	31,522	110,315
Amortization of convertible note discount	144,552	3,345	68,241
Loss on disposal of property, equipment and software		49,963	96,131
Stock-based payments for consulting services		136,000	204,000
Stock-based compensation to employees	1,354,663	820,400	1,360,000
Loss on disposals/dissolutions of subsidiaries	68,380	136,456	16,184
(Gain) loss on long-term investment	(4,900)	19,044	8,031
Exchange difference	295,372	(92,464)	594,137
Changes in operating assets and liabilities:
Accounts receivable	(1,662,248)	(2,424,728)	(393,934)
Accounts receivable from related parties	(215,287)	321,971	(197,096)
Inventories	5,108,318	(5,171,430)	(1,786,825)
Contract assets	(768,302)
Other non-current assets		799,664	919,081
Other receivables and prepaid expenses	(893,946)	709,355	(53,329)
Advances to suppliers	2,076,813	(2,543,069)	(6,266,842)
Amounts due to/from related parties	98,055	(1,348,744)	494,889
Other payables and accrued expenses	(1,523,763)	(567,733)	(465,678)
Advances from customers	(3,756,709)	2,304,752	593,429
Advances from related parties		(52,001)	509
Payroll payable and benefits	(330,447)	272,408	199,360
Lease liability			(4,082)
Accounts payable	(761,997)	(110,335)	(1,364,282)
Income tax payable	(27,039)	3,245	(3,187)
Net cash used in operating activities	(2,551,230)	(2,384,588)	(2,326,017)
INVESTING ACTIVITIES
Purchases of property, equipment and software	(1,349,319)	(1,053,587)	(1,209,613)
Acquisition of cash in connection with a business acquisition	24,826		589
Cash paid for equity investments	(22,261)	(22,252)
Net cash used in investing activities	(1,346,754)	(1,075,839)	(1,209,024)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	2,365,193	1,807,936	8,766,614
Proceeds from borrowings under long-term loans		6,258,240
Repayment of short-term loans	(1,808,677)	(8,427,763)	(7,225,528)
Repayment of long-term loans	(310,536)	(58,827)
Proceeds from issuance of ordinary shares	2,971,380	4,169,390	1,748,258
Proceeds from issuance of convertible note	1,200,000		550,000
Net cash provided by financing activities	4,417,360	3,748,976	3,839,344
Effect of exchange rate changes on cash and cash equivalents	35,853	(12,772)	(26,688)
NET INCREASE IN CASH AND CASH EQUIVALENTS	555,229	275,777	277,615
CASH AND CASH EQUIVALENTS, BEGINNING	1,576,632	1,300,855	1,023,240
CASH AND CASH EQUIVALENTS, ENDING	2,131,861	1,576,632	1,300,855
Cash paid during the year
Income taxes	34,493	10,896	8,180
Interest	$ 419,563	$ 404,708	$ 512,389